Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on derivative instruments	$ (20,313)	$ (73,704)	$ (143,703)
Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on derivative instruments	(7,370)	(71,874)	(95,945)
Foreign Currency Gain (Loss) [Member] | Cross Currency Swaps Agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(53,497)	(10,140)	(1,992)
Unrealized gains (losses)	$ 46,127	$ (61,734)	$ (93,953)